Intangible assets (Tables)	12 Months Ended
Sep. 30, 2025
Intangible assets
Schedule of breakdown of intangible assets

	PARA SHOT™	PARA SHOT™	ARWEN™	Customer	Purchase	ARWEN™
	System	Patent	Tradename	Relationships	Orders	40mm Patent	Total
Balance at September 30, 2023	$3,998,395	$40,295	$28,232	$41,041	$4,387	$—	$4,112,350
Additions	9,823	—	—	—	—	—	9,823
Amortization	(933,541)	—	(8,800)	(5,000)	—	—	(947,341)
Balance at September 30, 2024	$3,074,677	$40,295	$19,432	$36,041	$4,387	$—	$3,174,832
Additions	—	—	—	—	—	26,675	26,675
Amortization	(788,400)	—	(8,800)	(5,000)	—	(4,890)	(807,090)
Recognition of open orders	—	—	—	—	(4,387)	—	(4,387)
Balance at September 30, 2025	$2,286,277	$40,295	$10,632	$31,041	$—	$21,785	$2,390,030